OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
Schedule of Other Receivables and Prepaid Expenses
	December 31,
	2013	2012

Government authorities	$19,367	$20,184
Interest receivable	3,630	4,019
Prepaid expenses	11,919	8,575
Other	4,933	4,848

	$39,849	$37,626